NUVEEN Exchange-Traded Funds

DECEMBER 31, 1997

SEMIANNUAL REPORT

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NQF
NUF
NFL
Florida

Photo of: People on Beach

Contents

  1  Dear Shareholder

  3  Answering Your Questions

  6  NQF Performance Overview

  7  NUF Performance Overview

  8  NFL Performance Overview

  9  Shareholder Meeting Report

12   Financial Section

40   Building Better Portfolios

41   Fund Information

Dear Shareholder

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Wealth takes a lifetime to build. Once achieved, it should be preserved.


It's a pleasure to report to you on the performance of the Nuveen Florida Exchange-Traded Funds. Over the past 12 months, the funds have performed well, rewarding shareholders with dependable tax-free income and attractive returns.

As of December 31, 1997, shareholders were receiving current market yields that ranged from 5.24% to 5.54%. To match these yields, investors in the 31% federal income tax bracket would have had to earn at least 7.59% on taxable alternatives. Dividend stability continues to be a hallmark of the Nuveen exchange-traded funds, as the dividends for the three funds in this report were declared a total of 36 times over the past year with only one minor adjustment.

For the 12 months ended December 31, 1997, the total return on net asset value for these funds ranged from 8.01% to 11.40%, providing taxable-equivalent returns of 10.92% to 13.85% for investors in the 31% federal tax bracket. For shareholders in higher tax brackets, the tax-adjusted returns were even more attractive. You will find additional details on the individual performance of each fund on pages 6-8.


THE YEAR IN REVIEW
Over the past year, American investors have benefited from robust economic growth with little evidence of inflationary pressures. As unemployment rates hit 20-year lows and the current economic expansion entered its seventh year, benign inflation sparked debate over whether the traditional link between growth and inflation has been broken. However, continued concern that excess growth would generate higher inflation disrupted the markets on several occasions. Still, improvements in productivity kept producer prices in check, while low import prices - due in part to weak Asian markets - limited U.S. companies' ability to raise consumer prices. This combination has kept inflation subdued and the Fed "on hold" since its last interest rate tightening in March 1997. Long-term fixed-income investors are finding additional encouragement in the shrinking federal deficit and passage of the Taxpayer Relief Act of 1997.

HELPING YOU BUILD A BETTER PORTFOLIO
The events of 1997 focused renewed attention on the need for diversification and appropriate asset allocation. While stocks played an important role in helping investors achieve growth, volatility in the equity markets provided a vivid illustration of the steadying effect that fixed-income investments can add to a well-constructed investment portfolio. Nuveen exchange-traded funds provide an excellent balance to other equity and bond investments, and their current after-tax yields make them very attractive.

You already know that you can rely on Nuveen to provide the tax-efficient, risk-resistant investments you need to achieve your financial goals. Your financial adviser can also introduce you to a number of other Nuveen products and services designed to round out your portfolio of core investments, including the Nuveen Rittenhouse Growth Fund, which was introduced in January. This new fund invests in blue chip companies with a history of consistent earnings and growth - providing a tax-efficient way for investors to build and sustain wealth. We encourage you to talk to your financial adviser to see if the Nuveen Rittenhouse Growth Fund - or another of our equity, balanced and fixed-income investments - may be right for you.

We at Nuveen remain committed to providing you with quality investment solutions that withstand the test of time. We thank you for your confidence in us and our family of investments, and we look forward to our next report to you.

Sincerely,

TIMOTHY R. SCHWERTFEGER

Chairman of the Board
February 17, 1998


"Over the past 12 months, the funds have performed well, rewarding shareholders with dependable tax-free income and attractive returns."

Answering Your Questions


Photo of: Ted Neild



TED NEILD, MANAGING DIRECTOR OF NUVEEN'S PORTFOLIO MANAGEMENT TEAM, TALKS ABOUT THE MUNICIPAL BOND MARKET AND OFFERS INSIGHTS INTO FACTORS THAT AFFECTED THE PERFORMANCE OF THE FLORIDA FUNDS OVER THE PAST YEAR.



WHAT ECONOMIC AND MARKET FACTORS INFLUENCED THE PERFORMANCE OF MUNICIPAL BONDS OVER THE PAST YEAR?
In 1997, three major factors influenced the performance of the municipal bond market: the continued strength of the U.S. economy, minimal inflation, and volatility in the equity markets, including turmoil in Asia. These factors contributed to a positive environment for fixed-income investments, including municipal issues. Between December 31, 1996, and December 31, 1997, the yield on 30-year Treasury bonds dropped from 6.64% to 5.92%, and the municipal market followed suit, as the yield on the Bond Buyer 40 declined from 5.72% to 5.26%. The spread between tax-free municipal bonds and taxable Treasury bonds remained tight, making municipal bonds very attractive. Municipal prices ended 1997 at historical highs, with the Bond Buyer 25 Revenue Index reaching 5.40% - its lowest reading ever.

OTHER FACTORS THAT AFFECTED MUNICIPAL INVESTMENTS OVER THE PAST YEAR INCLUDED:
o Historically tight credit spreads that enabled investors to purchase high quality bonds at yields similar to those of bonds with lower credit ratings.

o An increased supply of municipal bonds, fueled by the robust economy, low inflation, and expanding infrastructure demands due to continued population growth in the Southeast and West. Municipal supply volume rose 19% in 1997, reaching its highest level since 1993.

o Active demand from insurance companies, mutual funds, and other institutional investors.

o Credit rating upgrades for several states, including Florida.

HOW HAVE THE FUNDS PERFORMED DURING THIS PERIOD?
As Tim mentioned in his letter to shareholders, the total return on net asset value for these funds ranged from 8.01% to 11.40% for the 12 months ended December 31, 1997. This compares with the one-year return of 9.19% for the Lehman Brothers Municipal Bond Index (the benchmark for NQF and NUF) and 9.58% for the Lehman Insured Municipal Bond Index (the benchmark for NFL).

The performance of the funds is noteworthy in view of the fact that they were originally constructed in a higher interest rate environment. This means that a large number of bonds in the portfolio are currently valued at substantial premiums. These bonds offer the benefit of additional price stability in volatile markets, but their upside potential during market rallies can be limited.

HOW DOES LEVERAGE IMPACT THE FUNDS' DIVIDENDS?
All of the funds in this report use leverage as an additional way to enhance income for common shareholders. With leverage, the fund issues short-term preferred shares, which is similar to borrowing money at short-term rates. We then invest the proceeds in long-term bonds, which normally pay higher rates. The extra income realized from the difference in rates boosts the dividends for common shareholders. This strategy works best in an environment of steady or declining interest rates. When short-term interest rates undergo a sudden or prolonged rise, preferred shareholders of leveraged funds receive higher dividends, and less income is available for common shareholders.

IN THE CURRENT MUNICIPAL MARKET, HOW DID YOU ADD VALUE TO THE PORTFOLIOS?
Early in 1997, our strategies included purchasing deep discount bonds, which were then out of favor with the market. These bonds can enhance the potential for price appreciation, extend duration, and provide additional income stability if interest rates continue to decline. We then moved to take advantage of tightening credit spreads by buying high-quality bonds and selling lower-rated bonds when the price was right. When beneficial to the funds, we also optimized tax consequences by taking gains that could be offset by earlier losses.



"By identifying individual bonds that are exceptionally attractive relative to other bonds in the market, we believe the portfolios will be positioned to deliver above-market performance."

WHAT ARE YOUR KEY STRATEGIES FOR THE COMING YEAR?
Over the next 12 months, our emphasis will be on lower volatility and dividend stability. We also plan to take advantage of opportunities to sell the non-callable bonds and lower-quality bonds in our portfolios at favorable prices. In addition, we will continue to look for ways to maximize the tax efficiency of the funds.

In general, we will continue to monitor the bond market for changes that might offer opportunities to enhance quality, yield and the potential for price appreciation. As always, we rely on the outstanding resources of the Nuveen Research Department to support these surveillance efforts and the research-intensive bond buying in which Nuveen excels. By identifying individual bonds that are exceptionally attractive relative to other bonds in the market, we believe the portfolios will be positioned to deliver above-market performance.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN 1998?
Looking at the year ahead, we believe the economy may finally begin to slow down, with growth constrained by weaker U.S. exports, high consumer debt, and lack of expansion in the labor force. A key variable involves productivity and its ability to continue to improve at the current pace. A number of factors indicate that municipal bonds will continue to sustain strong demand, including the attractiveness of municipal yields relative to Treasury bond yields; a domestic stock market characterized by high price-to-earnings ratios and continued volatility; and, weakness in overseas economies.


"Looking at the year ahead, we believe the economy may finally begin to slow down, with growth constrained by weaker U.S. exports, high consumer debt, and lack of expansion in the labor force."

Nuveen Florida Investment Quality Municipal Fund
Performance Overview
As of December 31, 1997

NQF


FUND HIGHLIGHTS
---------------------------------------------

Inception Date                           2/91
---------------------------------------------
Share Price                            17 3/4
---------------------------------------------
Net Asset Value                        $15.77
---------------------------------------------
Current Market Yield                    5.54%
---------------------------------------------
Taxable Equivalent Yield(1)             8.03%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)              $366,014
---------------------------------------------
Average Weighted Maturity (Years)       19.98
---------------------------------------------
Average Weighted Duration (Years)        4.49
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                  8.01%
---------------------------------------------
3-Year                                  9.65%
---------------------------------------------
5-Year                                  7.44%
---------------------------------------------
Since Inception                         8.43%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 10.92%
---------------------------------------------
3-Year                                 12.61%
---------------------------------------------
5-Year                                 10.40%
---------------------------------------------
Since Inception                        11.37%
---------------------------------------------



1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal income tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 The fund paid shareholders a capital gains distribution in December of $0.0750 per share.



Pie Charts:

Credit Quality

BBB/NR                                     7%
A                                          2%
AA                                        18%
AAA/Pre-refunded                          73%


Diversification
Utilities                                  9%
Other                                      8%
Transportation                             9%
General Obligations                        6%
Health Care                               11%
Water and Sewer                            5%
Housing                                   18%
Pollution Control                          3%
Escrowed Bonds                            31%



Bar Chart:

Dividend History(3)

1/97                                   0.0805
2/97                                   0.0820
3/97                                   0.0820
4/97                                   0.0820
5/97                                   0.0820
6/97                                   0.0820
7/97                                   0.0820
8/97                                   0.0820
9/97                                   0.0820
10/97                                  0.0820
11/97                                  0.0820
12/97                                  0.0820

Nuveen Florida Quality Income Municipal Fund
Performance Overview
As of December 31, 1997

NUF




FUND HIGHLIGHTS
---------------------------------------------

Inception Date                          10/91
---------------------------------------------
Share Price                            16 3/4
---------------------------------------------
Net Asset Value                        $16.04
---------------------------------------------
Current Market Yield                    5.52%
---------------------------------------------
Taxable Equivalent Yield(1)             8.00%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)              $330,741
---------------------------------------------
Average Weighted Maturity (Years)       21.44
---------------------------------------------
Average Weighted Duration (Years)        4.66
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                  8.61%
---------------------------------------------
3-Year                                 10.86%
---------------------------------------------
5-Year                                  7.86%
---------------------------------------------
Since Inception                         8.44%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 11.33%
---------------------------------------------
3-Year                                 13.68%
---------------------------------------------
5-Year                                 10.71%
---------------------------------------------
Since Inception                        11.22%
---------------------------------------------




1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal income tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



Pie Charts:


BBB/NR                                     4%
A                                          6%
AA                                        19%
AAA/Pre-refunded                          71%


Diversification
Other                                      8%
Health Care                                9%
General Obligation                         7%
Pollution Control                         10%
Education                                  3%
Housing                                   15%
Water and Sewer                            3%
Transportation                            17%
Utilities                                  3%
Escrowed Bonds                            25%


Bar Chart:

Dividend History

1/97                                   0.0770
2/97                                   0.0770
3/97                                   0.0770
4/97                                   0.0770
5/97                                   0.0770
6/97                                   0.0770
7/97                                   0.0770
8/97                                   0.0770
9/97                                   0.0770
10/97                                  0.0770
11/97                                  0.0770
12/97                                  0.0770

Nuveen Insured Florida Premium Income Municipal Fund
Performance Overview
As of December 31, 1997

NFL


FUND HIGHLIGHTS
---------------------------------------------

Inception Date                          10/92
---------------------------------------------
Share Price                            14 7/8
---------------------------------------------
Net Asset Value                        $15.48
---------------------------------------------
Current Market Yield                    5.24%
---------------------------------------------
Taxable Equivalent Yield(1)             7.59%
---------------------------------------------

---------------------------------------------
Total Net Assets ($000)              $332,178
---------------------------------------------
Average Weighted Maturity (Years)       18.75
---------------------------------------------
Average Weighted Duration (Years)        6.80
---------------------------------------------

ANNUALIZED TOTAL RETURN (AT NAV)
---------------------------------------------

1-Year                                 11.40%
---------------------------------------------
3-Year                                 13.89%
---------------------------------------------
5-Year                                  7.62%
---------------------------------------------
Since Inception                         7.59%
---------------------------------------------

TAXABLE EQUIVALENT TOTAL RETURN(2)
---------------------------------------------

1-Year                                 13.85%
---------------------------------------------
3-Year                                 16.47%
---------------------------------------------
5-Year                                 10.11%
---------------------------------------------
Since Inception                        10.08%
---------------------------------------------


1 Taxable equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. It is based on the current market yield and a federal income tax rate of 31%.

2 Taxable equivalent total return is based on the annualized total return and a federal income tax rate of 31%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

3 The fund paid shareholders a capital gains distribution in December of $0.0047 per share.



Pie Charts:

Escrowed                                  11%
Insured                                   89%



Diversification
Housing                                   10%
Escrowed Bonds                            11%
Health Care                                9%
Other                                     17%
Utilities                                  8%
Water and Sewer                           18%
General Obligation                         7%
Transportation                            20%


Dividend History(3)
1/97                                   0.0650
2/97                                   0.0650
3/97                                   0.0650
4/97                                   0.0650
5/97                                   0.0650
6/97                                   0.0650
7/97                                   0.0650
8/97                                   0.0650
9/97                                   0.0650
10/97                                  0.0650
11/97                                  0.0650
12/97                                  0.0650

Shareholder Meeting Report
Annual Meeting Date: December 31, 1997
                                                                                       FLORIDA INVESTMENT QUALITY
---------------------------------------------------------------------------------------------------------------------
                                                                                               Preferred    Preferred
                                                                                    Common        Shares       Shares
                                                                                    Shares      Series-T     Series-F
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                                                                       14,902,554         1,980        2,072
      Withhold                                                                      88,809            17            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,991,363         1,997        2,080
LAWRENCE H. BROWN
      For                                                                       14,903,098         1,980        2,072
      Withhold                                                                      88,266            17            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,991,364         1,997        2,080
ANTHONY T. DEAN
      For                                                                       14,903,098         1,980        2,072
      Withhold                                                                      88,266            17            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,991,364         1,997        2,080
ANNE E. IMPELLIZZERI
      For                                                                       14,891,648         1,980        2,072
      Withhold                                                                      99,716            17            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,991,364         1,997        2,080
PETER R. SAWERS
      For                                                                       14,902,848         1,980        2,072
      Withhold                                                                      88,516            17            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,991,364         1,997        2,080
JUDITH M. STOCKDALE
      For                                                                       14,893,127         1,980        2,072
      Withhold                                                                      98,237            17            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,991,364         1,997        2,080
WILLIAM J. SCHNEIDER
      For                                                                               --         1,980        2,072
      Withhold                                                                          --            17            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                                           --         1,997        2,080
TIMOTHY R. SCHWERTFEGER
      For                                                                               --         1,980        2,072
      Withhold                                                                          --            17            8
---------------------------------------------------------------------------------------------------------------------
        Total                                                                           --         1,997        2,080
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                                                                       14,869,333         1,997        2,061
      Against                                                                       39,243            --            7
      Abstain                                                                       82,788            --           12
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   14,991,364         1,997        2,080

Shareholder Meeting Report
Annual Meeting Date: December 31, 1997
                                                                                  FLORIDA QUALITY INCOME
---------------------------------------------------------------------------------------------------------------------
                                                                                 Preferred     Preferred    Preferred
                                                                       Common       Shares        Shares       Shares
                                                                       Shares     Series-M     Series-Th     Series-F
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                                                          13,012,411        1,491         1,536          786
      Withhold                                                         78,862            8            --            6
---------------------------------------------------------------------------------------------------------------------
        Total                                                      13,091,273        1,499         1,536          792
LAWRENCE H. BROWN
      For                                                          13,013,389        1,491         1,536          786
      Withhold                                                         77,884            8            --            6
---------------------------------------------------------------------------------------------------------------------
        Total                                                      13,091,273        1,499         1,536          792
ANTHONY T. DEAN
      For                                                          13,014,970        1,491         1,536          786
      Withhold                                                         76,303            8            --            6
---------------------------------------------------------------------------------------------------------------------
        Total                                                      13,091,273        1,499         1,536          792
ANNE E. IMPELLIZZERI
      For                                                          13,004,009        1,491         1,536          786
      Withhold                                                         87,264            8            --            6
---------------------------------------------------------------------------------------------------------------------
        Total                                                      13,091,273        1,499         1,536          792
PETER R. SAWERS
      For                                                          13,013,389        1,491         1,536          786
      Withhold                                                         77,884            8            --            6
---------------------------------------------------------------------------------------------------------------------
        Total                                                      13,091,273        1,499         1,536          792
JUDITH M. STOCKDALE
      For                                                          12,997,116        1,491         1,536          786
      Withhold                                                         94,157            8            --            6
---------------------------------------------------------------------------------------------------------------------
        Total                                                      13,091,273        1,499         1,536          792
WILLIAM J. SCHNEIDER
      For                                                                  --        1,491         1,536          786
      Withhold                                                             --            8            --            6
---------------------------------------------------------------------------------------------------------------------
        Total                                                              --        1,499         1,536          792
TIMOTHY R. SCHWERTFEGER
      For                                                                  --        1,491         1,536          786
      Withhold                                                             --            8            --            6
---------------------------------------------------------------------------------------------------------------------
        Total                                                              --        1,499         1,536          792
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                                                          12,995,497        1,495         1,536          792
      Against                                                          31,948            3            --           --
      Abstain                                                         103,828            1            --           --
---------------------------------------------------------------------------------------------------------------------
        Total                                                      13,091,273        1,499         1,536          792

---------------------------------------------------------------------------------------------------------------------
                                                                                          INSURED FLORIDA PREMIUM
                                                                                               Preferred    Preferred
                                                                                    Common        Shares       Shares
                                                                                    Shares      Series-W    Series-Th
---------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
ROBERT P. BREMNER
      For                                                                       13,049,669         1,608        2,621
      Withhold                                                                     101,695             6           24
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   13,151,364         1,614        2,645
LAWRENCE H. BROWN
      For                                                                       13,051,306         1,608        2,621
      Withhold                                                                     100,058             6           24
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   13,151,364         1,614        2,645
ANTHONY T. DEAN
      For                                                                       13,051,306         1,608        2,621
      Withhold                                                                     100,058             6           24
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   13,151,364         1,614        2,645
ANNE E. IMPELLIZZERI
      For                                                                       13,035,820         1,608        2,621
      Withhold                                                                     115,544             6           24
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   13,151,364         1,614        2,645
PETER R. SAWERS
      For                                                                       13,051,306         1,608        2,621
      Withhold                                                                     100,058             6           24
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   13,151,364         1,614        2,645
JUDITH M. STOCKDALE
      For                                                                       13,023,245         1,608        2,621
      Withhold                                                                     128,119             6           24
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   13,151,364         1,614        2,645
WILLIAM J. SCHNEIDER
      For                                                                               --         1,608        2,621
      Withhold                                                                          --             6           24
---------------------------------------------------------------------------------------------------------------------
        Total                                                                           --         1,614        2,645
TIMOTHY R. SCHWERTFEGER
      For                                                                               --         1,608        2,621
      Withhold                                                                          --             6           24
---------------------------------------------------------------------------------------------------------------------
        Total                                                                           --         1,614        2,645
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
      For                                                                       13,008,899         1,602        2,622
      Against                                                                       45,001             6            1
      Abstain                                                                       97,464             6           22
---------------------------------------------------------------------------------------------------------------------
        Total                                                                   13,151,364         1,614        2,645

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN FLORIDA INVESTMENT
QUALITY MUNICIPAL FUND (NQF)
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - 30.2%

$10,165,000   Florida Keys Aqueduct Authority, Water Revenue Refunding Bonds, Series 1991,
                6.750%, 9/01/21 (Pre-refunded to 9/01/01)                         9/01 at 101       Aaa    $11,180,280

  7,475,000   Certificates of Participation, Series 1991A, The School Board of Broward County, Florida,
                6.500%, 7/01/11 (Pre-refunded to 7/01/01)                         7/01 at 102       Aaa      8,198,281

 11,000,000   Charlotte County, Florida, Utility System Revenue Bonds, Series 1991,
                7.000%, 10/01/14 (Pre-refunded to 10/01/01)                      10/01 at 102       Aaa     12,308,890

  7,345,000   Collier County Water-Sewer District (Florida), Water and Sewer Revenue Bonds,
                Series 1991, 6.500%, 7/01/21 (Pre-refunded to 7/01/99)            7/99 at 102       Aaa      7,765,354

  6,750,000   The School District of Dade County, Florida, General Obligation School Bonds,
                Series 1989, 7.375%, 7/01/08 (Pre-refunded to 7/01/99)            7/99 at 102       Aaa      7,221,623

  7,225,000   Dade County Special Obligation & Refunding Bonds, Series 1996B,
                0.000%, 10/01/20 (Pre-refunded to 10/01/08)                 10/08 at 48 13/16       Aaa      2,149,149

    950,000   City of Fort Myers, Florida, Improvement Revenue Bonds (Special Assessment
                Geographical Area No. 24 Improvements), Series 1991A, 7.100%, 7/01/06
                (Pre-refunded to 7/01/03)                                         7/03 at 100   BBB-***      1,080,806

  3,530,000   Halifax Hospital Medical Center (Daytona Beach, Florida), Hospital Revenue Refunding
                Bonds, 1991 Series A, 6.750%, 10/01/06 (Pre-refunded to 10/01/01)10/01 at 102       Aaa      3,914,417

  1,870,000   Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue
                Refunding Bonds, 1991 Series A, 6.900%, 10/01/11
                (Pre-refunded to 10/01/99)                                       10/99 at 102       Aaa      1,999,647

 11,000,000   Jacksonville Health Facilities Authority, Health Facilities Revenue Refunding Bonds,
                Daughters of Charity National Health System, Inc., St. Vincent's Medical Center Issue,
                Series 1990, 7.500%, 11/01/15 (Pre-refunded to 11/01/00)         11/00 at 102       Aaa     12,209,560

  4,500,000   Orange County, Florida, Tourist Development Tax  Refunding Revenue Bonds,
                Series 1992A, 6.000%, 10/01/21 (Pre-refunded to 10/01/02)        10/02 at 100       Aaa      4,857,255

 10,985,000   Palm Beach County Health Facilities Authority, Hospital Revenue Refunding Bonds, Series
                1988 (JFK Medical Center, Inc. Projects), 8.875%, 12/01/18
                (Pre-refunded to 12/01/98)                                       12/98 at 102    N/R***     11,695,071

  5,000,000   St. Lucia County, Florida, Utility System Revenue Bonds, Series 1990, 7.125%, 10/01/17
                (Pre-refunded to 10/01/00)                                       10/00 at 102       Aaa      5,495,100

  1,000,000   City of Tampa, Florida, Allegany Health System, St. Joseph Hospital, 7.375%, 12/01/23
                (Pre-refunded to 12/01/99)                                       12/99 at 102       Aaa      1,081,430

  4,500,000   City of Tampa, Florida, Revenue Bonds (The Florida Aquarium Project), Series 1992,
                7.750%, 5/01/27 (Pre-refunded to 5/01/02)                         5/02 at 102    N/R***      5,180,760

  3,950,000   Tampa Water and Sewer Systems, 6.600%, 10/01/14
                (Pre-refunded to 10/01/02)                                      10/02 at 101        Aaa      4,397,298

  2,900,000   City of Tampa, Florida, Water and Sewer Systems Revenue Bonds, Series 1992,
                6.000%, 10/01/17 (Pre-refunded to 10/01/02)                      10/02 at 101       Aaa      3,154,098

    475,000   County of Volusia, Florida, Airport System Revenue Bonds, Series 1991 (Daytona Beach
                Regional Airport), 7.000%, 10/01/21 (Alternative Minimum Tax) (Pre-refunded
                to 10/01/00)                                                     10/00 at 102       Aaa        519,588

  5,650,000   Certificates of Participation (School Board of Volusia County, Florida Master Lease
                Program), Series 1991, 6.750%, 8/01/11 (Pre-refunded to 8/01/01)  8/01 at 102       Aaa      6,252,686

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - 5.5%

$ 6,955,000   State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital
                Outlay Bonds, 1993 Series F, 6.000%, 6/01/20                      6/05 at 101       AA+    $ 7,432,669

  2,810,000   Broward County, Florida, Public Improvement Refunding Bonds, Series 1986,
                12.500%, 1/01/04                                                 No Opt. Call        AA      4,003,463

  3,700,000   Dade County, Florida, Public Improvement Refunding Bonds, Series 1986,
                12.000%, 10/01/98                                                No Opt .Call       Aaa      3,923,369

  4,410,000   Dade County, Florida Public Improvement Bonds (Series H), General Obligation Bonds,
                6.700%, 6/01/02                                                  No Opt. Call       Aaa      4,871,154

----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES - 11.0%

  3,000,000   The Cape Canaveral Hospital District, Improvement Revenue Certificates, Series 1991
                6.875%, 1/01/21                                                   1/01 at 102       Aaa      3,256,560

  7,000,000   Escambia County Health Facilities Authority, Health Facilities Revenue Refunding Bonds
                (Baptist Hospital, Inc), Series 1988 A, 8.700%, 10/01/14         10/98 at 102      BBB+      7,363,370

 11,000,000   Jacksonville Health Facilities Authority, Hospital Facilities Refunding Revenue Bonds, Series
                1991 (St.Luke's Hospital Association Project), 7.125%, 11/15/20  11/01 at 102       AA+     12,187,560

  7,925,000   Adventist Health System/Sunbelt, Inc., Orange County Health Facilities Authority, Hospital
                Revenue Bonds, Series 1991-B, 6.750%, 11/15/21                   11/01 at 102       Aaa      8,705,850

  4,250,000   St. Johns County Industrial Development Authority, Hospital Revenue Bonds (Flagler
                Hospital Project), Series 1992, 6.000%, 8/01/22                   8/02 at 102        A2      4,396,625

  4,000,000   City of St. Petersburg Health Facilities Authority (Florida), Revenue Bonds, Series 1985 A
                (Allegany Health System Loan Program), 7.000%, 12/01/15          12/01 at 102       Aaa      4,433,120

----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - 17.9%

 10,675,000   Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, 1995 Series 2
                (Refunding/New Money Issue), 6.200%, 7/01/27
                (Alternative Minimum Tax)                                         1/06 at 102        AA     11,252,304

  2,250,000   Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 2
                (New Money and Refunding Issue), 6.350%, 7/01/28
                (Alternative Minimum Tax)                                         1/07 at 102        AA      2,406,285

  4,000,000   Florida Housing Finance Agency, Multi-Family Housing Revenue Refunding Bonds, 1991
                Series C, 6.200%, 8/01/16                                         8/06 at 102       AAA      4,281,840

  2,500,000   Florida Housing Finance Agency, Housing Revenue Bonds, 1996 Series K-1 (Mariner Club
                Apartments Project), 6.375%, 9/01/36 (Alternative Minimum Tax)    9/06 at 102       Aaa      2,680,775

  3,085,000   Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, 1997 Series 2,
                5.900%, 7/01/29 (Alternative Minimum Tax)                         7/07 at 102       Aaa      3,205,161

  2,000,000   Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, 1992
                Series A, 6.400%, 6/01/24                                         6/02 at 103       AAA      2,118,280

  6,845,000   Brevard County Housing Finance Authority, Single Family Mortgage Revenue Refunding
                Bonds, Series 1991C, 7.000%, 9/01/23                              3/01 at 102       Aaa      7,279,178

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - CONTINUED

$ 5,075,000   Housing Finance Authority of Broward County, Florida, GNMA and FNMA Collateralized Home
                Mortgage Revenue Bonds, 1991 Series A, 7.350%, 3/01/23
                (Alternative Minimum Tax)                                         3/01 at 102       AAA    $ 5,388,229

  1,400,000   Housing Finance Authority of Clay, County, Florida, Single Family Mortgage Revenue Bonds,
                Series 1997 (Multi-County Program), 5.950%, 10/01/19
                (Alternative Minimum Tax)                                         4/07 at 102       Aaa      1,465,352

  1,435,000   Housing Finance Authority of Dade County (Florida), Single Family Mortgage Revenue Bonds,
                1990 Series C, 7.750%, 9/01/22 (Alternative Minimum Tax)          9/00 at 102       Aaa      1,516,365

    765,000   Housing Finance Authority of Dade County (Florida), Single Family Mortgage Revenue Bonds,
                Series B, 7.250%, 9/01/23 (Alternative Minimum Tax)               3/01 at 102       Aaa        809,125

    390,000   Housing Finance Authority of Dade County (Florida), Single Family Mortgage Revenue Bonds,
                Series 1995, 6.550%, 10/01/27 (Alternative MInimum Tax)           4/05 at 102       AAA        409,843

  3,515,000   Housing Finance Authority of Leon County (Florida), Single Family Mortgage Revenue Bonds,
                1991 Series A (Multi-County Program), 7.300%, 4/01/21
                (Alternative Minimum Tax)                                         4/01 at 102       Aaa      3,713,141

  3,130,000   Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue
                Bonds, Series 1994-Sub Series 3, 7.600% 11/01/26
                (Alternative Minimum Tax)                                        11/05 at 105       Aaa      3,519,685

  1,905,000   Housing Finance Authority of Manatee County, Florida, Single Family Mortgage Revenue
                Bonds, Series 1996-Sub Series 1, 7.450%, 5/01/27
                (Alternative Minimum Tax)                                         5/06 at 105       Aaa      2,166,309

              Orange County Housing Finance Authority, GNMA Collateralized
              Mortgage Bonds, 1991 Series A:
  3,355,000     7.250%, 9/01/11 (Alternative Minimum Tax)                         3/01 at 103       AAA      3,572,471
  8,810,000     7.375%, 9/01/24 (Alternative Minimum Tax)                         3/01 at 103       AAA      9,378,069

----------------------------------------------------------------------------------------------------------------------
              LEASE RENTAL - 1.8%

  5,000,000   The County of Hernando, Florida (Criminal Justice Complex Financing Program), 1986 Series,
                7.650%, 7/01/16                                                  No Opt. Call       Aaa      6,622,800

----------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - 5.7%

  2,395,000   Dade County, Florida, Special Obligation Bonds (Courthouse Center Project), Series 1994,
                6.300%, 4/01/14                                                   4/04 at 102        A3      2,630,596

              Lee County, Florida, Solid Waste System Revenue Bonds, Series 1991A:
  6,500,000     7.000%, 10/01/05 (Alternative Minimum Tax)                       10/01 at 102       Aaa      7,175,090
  4,750,000     7.000%, 10/01/06 (Alternative Minimum Tax)                       10/01 at 102       Aaa      5,243,335

  1,400,000   City of Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series 1995,
                6.000%, 10/01/25                                                 10/04 at 102       Aaa      1,518,636

              Tampa Sports Authority, 1995 Special Purpose Bonds, State of
              Florida Sales Tax Payment Series (Tampa Bay Arena Project):
  1,250,000     5.750%, 10/01/20                                                 No Opt. Call       Aaa      1,385,863
  2,585,000     5.750%, 10/01/25                                                 No Opt. Call       Aaa      2,887,833

----------------------------------------------------------------------------------------------------------------------
              POLLUTION CONTROL FACILITIES - 3.1%

 10,620,000   Martin County, Florida, Pollution Control Revenue Refunding Bonds (Florida Power and Light
                Company Project), Series 1990, 7.300%, 7/01/20                    7/00 at 102       Aaa     11,511,018

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 8.9%

 $4,800,000   Dade County, Florida, Aviation Revenue Bonds (Series U), 6.750%, 10/01/06 (Alternative
                Minimum Tax)                                                     10/98 at 102       Aa3    $ 4,997,424

  1,500,000   Dade County, Florida, Aviation Bonds, Series 1996A, 5.750%, 10/01/26 (Alternative
                Minimum Tax)                                                     10/06 at 102       Aaa      1,568,415

              Greater Orlando Aviation Authority, Airport Facilities Revenue
              Bonds, City of Orlando, Florida, Series 1997:
  4,700,000     5.750%, 10/01/09 (Alternative Minimum Tax)                       No Opt. Call       Aaa      5,174,794
  1,990,000     5.750%, 10/01/10 (Alternative Minimum Tax)                       No Opt. Call       Aaa      2,187,527
  2,500,000     5.750%, 10/01/11 (Alternative Minimum Tax)                       No Opt. Call       Aaa      2,738,175

  4,780,000   Hillsborough County Aviation Authority, Florida Tampa International Airport Revenue Refunding
                Bonds, Series 1997 A, Series 1997 B, 5.750%, 10/01/06
                (Alternative Minimum Tax)                                        No Opt. Call       Aaa      5,202,456

  2,130,000   Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue
                Refunding Bonds, 1991 Series A, 6.900%, 10/01/11                 10/99 at 102       Aaa      2,268,109

  3,500,000   Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,
                Series 1996B, 5.875%, 10/01/23                                   10/06 at 102       Aaa      3,764,040

  2,590,000   Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,
                1996 Series A, 6.000%, 10/01/23 (Alternative Minimum Tax)        10/06 at 102       Aaa      2,783,059

  1,425,000   County of Volusia, Florida, Airport System Revenue Bonds, Series 1991 (Daytona Beach
                Regional Airport), 7.000%, 10/01/21 (Alternative Minimum Tax)    10/00 at 102       Aaa      1,540,112

----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 8.3%

  2,000,000   City of Green Cove Springs, Florida, Utilities Refunding Revenue Bonds, Series 1991,
                6.750%, 10/01/10                                                 10/01 at 102       Aaa      2,196,100

 10,000,000   Jacksonville Electric Authority (Jacksonville, Florida), St. Johns River Power Park System
                Special Obligation Bonds, First Crossover Series, 6.000%, 10/01/1510/99 at 100      Aa1     10,259,100

  4,250,000   City of Lakeland, Florida, Electric and Water Revenue Bonds (Junior Subordinate Lien),
                Refunding and Improvement Series 1996B, 6.000%, 10/01/11         No Opt. Call       Aaa      4,834,673

  7,460,000   Orlando Utilities Commission, Water and Electric Subordinated Revenue Bonds, Series
                1989D, 5.000%, 10/01/23                                          10/99 at 100       Aa2      7,197,706

  5,250,000   Orlando Utilities Commission, Water and Electric Revenue Refunding Bonds, Series 1992,
                6.000%, 10/01/10                                                 No Opt. Call       Aa1      5,925,518

----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - 5.3%

    835,000   Florida Keys Aqueduct Authority, Water Revenue Refunding Bonds, Series 1991,
                6.750%, 9/01/21                                                   9/01 at 101       Aaa        908,422

  4,155,000   Collier County Water-Sewer District (Florida), Water and Sewer Revenue Bonds,
                Series 1991, 6.500%, 7/01/21                                      7/99 at 102       Aaa      4,368,733

  6,000,000   Village of Royal Palm Beach, Florida, Utility System Revenue Refunding Bonds
                Series 1991, 6.875%, 10/15/15                                    10/01 at 102       Aaa      6,618,720

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - CONTINUED

 $5,250,000   Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement
                Bonds, Series 1992, 6.000%, 10/01/19                             No Opt. Call       Aaa   $  5,988,570

  1,450,000   City of Tampa, Florida, Water and Sewer Systems Revenue Bonds, Series 1992,
                6.000%, 10/01/17                                                 10/02 at 101       Aaa      1,549,220

----------------------------------------------------------------------------------------------------------------------
$333,520,000  Total Investments - (cost $328,708,596) - 97.7%                                              357,443,489
============----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 2.3%                                                           8,570,941
----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $366,014,430
======================================================================================================================

*Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**Ratings: Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN FLORIDA QUALITY
INCOME MUNICIPAL FUND (NUF)
 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              EDUCATIONAL FACILITIES - 2.6%

              Brevard County Educational Facilities Authority (Florida),
              Educational Facilities Refunding and Improvement Revenue Bonds,
              Series 1992:
$ 3,115,000     6.750%, 11/01/07                                                 11/02 at 102       BBB    $ 3,457,775
  4,790,000     6.875%, 11/01/22                                                 11/02 at 102       BBB      5,145,801

----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - 23.8%

  2,750,000   State Board of Education of Florida, Public Education Capital Outlay Bonds, Series 1991-C,
                6.625%, 6/01/22 (Pre-refunded to 6/01/02)                         6/02 at 101       Aaa      3,048,210

  1,000,000   State of Florida, Full Faith and Credit, Pollution Control Bonds, Series Y, Division of Bond
                Finance of the Department of General Services, 6.600%, 7/01/17
                (Pre-refunded to 7/01/02)                                         7/02 at 101    AA+***      1,106,860

  1,500,000   Bradford County Health, Facilities Authority, Health Facilities Revenue Refunding Bonds,
                Series 1993 (Santa Fe HealthCare Facilities Project),
                6.050%, 11/15/16                                                 No Opt. Call       AAA      1,634,940

` 3,490,000   Charlotte County, Florida, Utility System Revenue Bonds, Series 1991, 6.875%, 10/01/21
                (Pre-refunded to 10/01/01)                                       10/01 at 102       Aaa      3,890,233

  3,910,000   Collier County Water--Sewer District (Florida), Water and Sewer Revenue Bonds, Series
                1991, 6.500%, 7/01/21 (Pre-refunded to 7/01/99)                   7/99 at 102       Aaa      4,133,769

  7,000,000   Dade County Health Facilities Authority, Hospital Revenue Refunding Bonds, Series 1992
                (North Shore Medical Center Project), 6.500%, 8/15/15
                (Pre-refunded to 8/15/02)                                         8/02 at 102       Aaa      7,792,330

  2,205,000   City of Dunedin (Florida) Hospital Revenue Bonds Series 1991 (Mease Health Care),
                6.750%, 11/15/21 (Pre-refunded to 11/15/01)                      11/01 at 102       Aaa      2,451,056

  1,000,000   Hillsborough County, Florida, Capital Improvement, Non-Ad Valorem Revenue Bonds
                (Museum of Science and Industry Project), Series 1992, 6.450%, 1/01/22
                (Pre-refunded to 1/01/00)                                         1/00 at 102      A***      1,065,420

  4,750,000   City of Hollywood, Florida, Water and Sewer Revenue Bonds, Series 1991,
                6.875%, 10/01/21 (Pre-refunded to 10/01/01)                      10/01 at 102       Aaa      5,294,730

  4,625,000   Jacksonville Electric Authority (Jacksonville, Florida), Bulk Power Supply System
                Revenue Bonds (Scherer 4 Project, Issue One, Series 1991A), 6.750%, 10/01/21
                (Pre-refunded to 10/01/00)                                   10/00 at 101 1/2       Aaa      5,017,478

  2,750,000   Kissimmee Utility Authority (Florida), Electric System Improvement and Refunding Revenue
                Bonds, Series 1991, 6.500%, 10/01/17 (Pre-refunded to 10/01/01)  10/01 at 102       Aaa      3,029,840

  2,500,000   City of Leesburg, Florida, Capital Improvement Hospital Revenue Bonds
                (Leesburg Regional Medical Center Project) Series 1991A, 7.500%, 7/01/21
                (Pre-refunded to 7/01/02)                                         7/02 at 102     A-***      2,879,350

              Orange County, Florida, Tourist Development Tax Refunding Revenue Bonds, Series 1992A:
  3,000,000     6.500%, 10/01/19 (Pre-refunded to 10/01/02)                      10/02 at 102       Aaa      3,351,600
  7,490,000     6.000%, 10/01/21 (Pre-refunded to 10/01/02)                      10/02 at 100       Aaa      8,084,631

  5,975,000   Orlando (Florida), Utilities Commission, Water, and Electric Subordinated Revenue Bonds,
                Series 1991A, 6.500%, 10/01/20  (Pre-refunded to 10/01/01)       10/01 at 102       Aaa      6,583,016

 11,000,000   Reedy Creek Improvement District (Florida), (Located in Orange and Osceola Counties),
                Utilities Revenue Bonds, Series 1991-1, 6.500%, 10/01/16
                (Pre-refunded to 10/01/01)                                       10/01 at 101       Aaa     12,024,650

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - CONTINUED

 $2,300,000   Sarasota County, Florida, Utility System Revenue Bonds, Series 1994, 6.500%, 10/01/22
                (Pre-refunded to 10/01/04)                                       10/04 at 102       Aaa    $ 2,636,375

  1,000,000   City of Stuart, Florida, Public Utilities, Revenue Improvement Bonds, Series 1994,
                6.800%, 10/01/24 (Pre-refunded to 10/01/03)                      10/03 at 100       Aaa      1,131,780

  3,000,000   City of Tampa, Florida, Revenue Bonds (The Florida Aquarium Project), Series 1992,
                7.750%, 5/01/27 (Pre-refunded to 5/01/02)                         5/02 at 102    N/R***      3,453,840

----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - 7.2%

              State of Florida, Full Faith and Credit, State Board of Education,
              Public Education Capital Outlay Bonds, Series 1989-A (Refunding
              Bonds):
  3,290,000     7.250%, 6/01/23                                                   6/00 at 102       AA+      3,563,399
  5,000,000     6.000%, 6/01/25                                                   6/00 at 100       AA+      5,166,250

  2,150,000   Alachua County Library District, Florida, General Obligation Refunding Bonds, Series 1991,
                6.600%, 8/01/10                                                   8/01 at 102       Aaa      2,343,414

  4,525,000   Dade County, Florida, Public Improvement Bonds (Series I) (General Obligation Bonds),
                6.900%, 7/01/02                                                  No Opt. Call       Aaa      5,042,796

  7,350,000   City of Fort Lauderdale, Florida, General Obligation Refunding Bonds, Series 1992,
                6.300%, 7/01/07                                                   1/99 at 101        AA      7,559,034

----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES - 8.8%

  1,000,000   Alachua County Health Facilities Authority (Florida), Health Facilities Revenue Bonds, Series
                1992R (Shands Hospital at the University of Florida Project),
                5.750%, 12/01/15                                                 12/02 at 100       Aaa      1,041,170

 10,395,000   City of Jacksonville, Florida, Hospital Revenue Bonds, Series 1992 (University Medical
                Center, Inc. Project), 6.600%, 2/01/21                            2/02 at 102       AAA     11,361,631

  1,500,000   City of Leesburg, Florida, Hospital Revenue Refunding Bonds (Leesburg Regional Medical
                Center Project), Series 1993A, 6.250%, 7/01/09                    7/03 at 102        A-      1,617,705

  2,000,000   Orange County Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional
                Healthcare System), Series 1996A, 6.250%, 10/01/18               No Opt. Call       Aaa      2,328,920

  1,675,000   Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Series 1991-A
                (Adventist Health System/Sunbelt, Inc.), 6.875%, 11/15/15        11/01 at 102       Aaa      1,847,425

  5,000,000   Orange County (Florida), Health Facilities Authority, Hospital Revenue Bonds, Series 1995
                (Adventist Health System/Sunbelt Obligated Group), 5.750%, 11/15/2511/05 at 102     Aaa      5,261,200

  5,000,000   City of St. Petersburg Health Facilities Authority (Florida), Revenue Bonds, Series 1985 A
                (Allegany Health System Loan Program), 7.000%, 12/01/15          12/01 at 102       Aaa      5,541,400

----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - 14.6%

  5,465,000   Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, 1995 Series 2
                (Refunding/New Money Issue), 6.200%, 7/01/27
                (Alternative Minimum Tax)                                         1/06 at 102        AA      5,760,547

  1,000,000   Florida Housing Finance Agency, Housing Revenue Bonds, 1995 Series F (Holly Cove
                Apartment Project), 6.150%, 10/01/25 (Alternative Minimum Tax)   10/05 at 102       Aaa      1,058,510

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - CONTINUED

              Florida Housing Finance Agency, Housing Revenue Bonds, 1997 Series
              F (Mar Lago Village Apartments Project):
 $1,655,000     5.800%, 12/01/17 (Alternative Minimum Tax)                       12/07 at 102       Aaa    $ 1,724,361
  1,670,000     5.900%, 12/01/27 (Alternative Minimum Tax)                       12/07 at 102       Aaa      1,739,606

  1,750,000   Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, 1992
                Series A, 6.400%, 6/01/24                                         6/02 at 103       AAA      1,853,495

  4,415,000   Florida Housing Finance Agency, Home Ownership Revenue Refunding Bonds, 1987
                Series G1, 8.595%, 11/01/17                                      No Opt. Call       AAA      5,172,173

  3,050,000   Florida Housing Finance Agency, Single Family Mortgage Refunding Bonds, 1987 Series
                One Class B, 7.100%, 1/01/17                                      1/98 at 103       AAA      3,147,448

              Housing Finance Authority of Broward County, Florida, Multifamily
              Housing Revenue Refunding Bonds, Series 1996 (Tamarac Pointe
              Apartments Project-GNMA Collateralized):
  1,500,000     6.250%, 7/01/26                                                   7/06 at 102       AAA      1,598,700
  1,500,000     6.300%, 1/01/32                                                   7/06 at 102       AAA      1,598,460

  3,474,000   Housing Finance Authority of Dade County (Florida), Single Family Mortgage Revenue
                Refunding Bonds, 1991 Series D, 6.950%, 12/15/12                 12/01 at 102       Aaa      3,704,257

    410,000   Housing Finance Authority of Dade County (Florida), Single Family Mortgage Revenue
                Bonds, 1991 Series E, 7.000%, 3/01/24                             3/01 at 102       Aaa        433,288

  1,950,000   Housing Finance Authority of Dade County (Florida), Single Family Mortgage Revenue
                Bonds, Series 1995, 6.550%, 10/01/27 (Alternative Minimum Tax)    4/05 at 102       AAA      2,049,216

  2,675,000   Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue
                Bonds (Multi-County Program), Series 1997A, Subseries 1, 7.200%, 3/01/27
                (Alternative Minimum Tax)                                         3/07 at 105       Aaa      3,028,876

  2,050,000   Orange County Housing Finance Authority (Orange County, Florida), Single Family
                Mortgage Revenue Bonds (GMNA and Fannie Mae Mortgage-Backed Securities Program),
                Series 1996A, 6.300%, 4/01/28 (Alternative Minimum Tax)           4/06 at 102       AAA      2,168,736

              Orange County Housing Finance Authority, Single Family Mortgage
              Revenue Bonds (GMNA and Fannie Mae Mortgage Backed Securities
              Program), Series 1997B:
  1,000,000     5.800%, 9/01/17 (Alternative Minimum Tax)                         9/07 at 102       AAA      1,037,720
  5,250,000     5,100%, 9/01/27 (Alternative Minimum Tax)                         9/07 at 102       AAA      5,365,553
  4,000,000     5.875%, 3/01/28 (Alternative Minimum Tax)                         9/07 at 102       AAA      4,141,520

  2,705,000   Housing Finance Authority of Palm Beach County, Florida, Single Family Mortgage
                Revenue Bonds, Series 1997A, 5.900%, 4/01/29 (Alternative Minimum Tax)4/07 at 102   Aaa      2,803,814

----------------------------------------------------------------------------------------------------------------------
              LEASE RENTAL - 1.3%

  2,000,000   Certificates of Participation, Series 1994, The Department of Corrections (State of Florida),
                6.000%, 3/01/14                                                   3/04 at 102        A1      2,135,360

  2,000,000   The School Board of Seminole County, Florida, Certificates of Participation, Series 1994A,
                6.125%, 7/01/19                                                   7/04 at 102       Aaa      2,179,380

----------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - 6.8%

  5,000,000   Jacksonville Electric Authority Special Obligation 5th Crossover Series,
                5.375%, 10/01/10                                                 10/04 at 101       Aa1      5,234,250

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - CONTINUED

 $3,170,000   City of Jacksonville, Florida, Excise Taxes Revenue Bonds, Series 1993,
                0,000%, 10/01/15 (Alternative Minimum Tax)                       No Opt. Call       Aaa    $ 1,276,686

  2,000,000   City of Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994,
                6.125%, 1/01/24                                                   1/04 at 102       Aaa      2,170,120

  7,000,000   Solid Waste Authority of Palm Beach County, Refunding Revenue Bonds,
                Series 1997A, 6.000%, 10/01/09                                   No Opt. Call       Aaa      7,973,560

  5,500,000   City of St. Petersburg, Florida, Public Improvement Refunding Revenue Bonds,
                Series 1992, 6.375%, 2/01/12                                      2/02 at 102       Aaa      5,976,520

----------------------------------------------------------------------------------------------------------------------
              POLLUTION CONTROL FACILITIES - 9.6%

 10,000,000   Citrus County, Florida, Pollution Control Refunding Revenue Bonds, Series 1992 A
                (Florida Power Corporation Crystal River Power Plant Project),
                6.625%, 1/01/27                                                   1/02 at 102        A1     10,906,600

  5,830,000   Hillsborough County Industrial Development Authority (Florida), Pollution Control Revenue
                Bonds (Tampa Electric Company Project), Series 1991, 7.875%, 8 /01/218/01 at 103     AA      6,667,305

  9,800,000   Hillsborough County Industrial Development Authority, Pollution Control Revenue
                Refunding Bonds (Tampa Electric Company Project), Series 1992,
                8.000%, 5/01/22                                                   5/02 at 103        AA     11,403,672

  2,500,000   St. Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida Power and Light
                Company Project), Series 1991, 7.150%, 2/01/23
                (Alternative Minimum Tax)                                         2/01 at 102       AA-      2,726,150

----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 16.5%

  5,000,000   Broward County, Florida, Airport System Revenue Bonds, Series B, 7.625%, 10/01/13
                (Alternative Minimum Tax)                                        10/98 at 102       Aaa      5,220,050

  8,450,000   Dade County, Florida, Aviation Revenue Bonds (Series U), 6.750%, 10/01/06
                (Alternative Minimum Tax)                                        10/98 at 102       Aa3      8,797,548

 12,000,000   Dade County, Florida, Aviation Bonds, Series 1996A, 5.750%, 10/01/26
                (Alternative Minimum Tax)                                        10/06 at 102       Aaa     12,547,320

  1,500,000   Dade County, Florida, Aviation Revenue Bonds, Series 1995B, 6.000%, 10/01/24
                (Alternative Minimum Tax)                                        10/05 at 102       Aaa      1,616,910

  8,540,000   Greater Orlando Aviation Authority, Airport Facilities, Revenue Bonds, Series 1992A,
                6.500%, 10/01/12 (Alternative Minimum Tax)                       10/02 at 102       Aaa      9,373,674

  6,000,000   Greater Orlando Aviation Authority , Airport Facilities Revenue Bonds, of the City of
                Orlando, Florida, Series 1997, 5.250%, 10/01/23 (Alternative Minimum Tax)10/07 at 101Aaa     6,002,100

  7,500,000   Palm Beach County, Florida, Airport System Revenue Refunding Bonds, Series 1991,
                7.750%, 10/01/10                                                 10/01 at 102       Aaa      8,492,100

  2,500,000   Palm Beach County, Florida, Airport System Revenue Refunding Bonds, Series 1992,
                6.375%, 10/01/14                                                 10/02 at 102       Aaa      2,740,974

----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 2.9%

              Jacksonville Electric Authority (Jacksonville, Florida), St. Johns River Power Park System
              Refunding Revenue Bonds, Issue Two, Series Seven:
  1,500,000     5.750%, 10/01/12                                                 10/02 at 101       Aa1      1,582,844
  2,000,000     5.500%, 10/01/14                                                 10/02 at 101       Aa1      2,046,260

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              UTILITIES - CONTINUED

 $5,000,000   City of Lakeland, Florida, Electric and Water Revenue Bonds (Junior Subordinate Lien),
                Refunding Series 1996, 6.500%, 10/01/09                          No Opt. Call       Aaa    $ 5,927,100

----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - 2.7%

  2,190,000   Collier County Water-Sewer District (Florida), Water and Sewer Revenue Bonds, Series 1991,
                6.500%, 7/01/21                                                   7/99 at 102       Aaa      2,302,653

  5,000,000   Town of Davie, Florida, Water and Sewer Improvement and Refunding, Revenue Bonds,
                Series 1992, 6.250%, 10/01/17                                    10/02 at 102       Aaa      5,455,500

  1,000,000   City of Venice, Florida, Utilities Revenue Refunding Bonds, Series 1993,
                5.500%, 7/01/14                                                   7/03 at 102       Aaa      1,040,780

----------------------------------------------------------------------------------------------------------------------
$296,534,000  Total Investments - (cost $296,044,267) - 96.8%                                              320,069,724
============----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities - 1.5%

  1,000,000   Hillsborough County Industrial Development Authority (Tampa Electric Company), Variable
                Rate Demand Bonds, 4.750%, 9/01/25+                                              VMIG-1      1,000,000

  3,900,000   Volusia County Health Facilities Authority, Health Facilities Revenue Bonds (The Alliance
                Community for Retirement Living, Inc. Project), Series 1995, Variable Rate Demand Bonds,
                5.250%, 9/01/20+                                                                   A-1+      3,900,000
----------------------------------------------------------------------------------------------------------------------
 $4,900,000   Total Temporary Investments - 1.5%                                                             4,900,000
===========-----------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.7%                                                           5,770,815
----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $330,740,539
======================================================================================================================

*Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**Ratings: Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R - Investment is not rated.

+The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
NUVEEN INSURED FLORIDA PREMIUM
INCOME MUNICIPAL FUND (NFL)

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              ESCROWED BONDS - 11.3%

$ 3,000,000   Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue Bonds,
                Series 1992, 6.250%, 10/01/21 (Pre-refunded to 10/01/02)         10/02 at 102       Aaa    $ 3,319,590

              Florida Municipal Power Agency, Stanton II Project Revenue Bonds, Series 1992:
  4,000,000     6.500%, 10/01/20 (Pre-refunded to 10/01/02)                      10/02 at 102       Aaa      4,468,800
  6,625,000     6.000%, 10/01/27 (Pre-refunded to 10/01/02)                      10/02 at 102       Aaa      7,260,006

  3,995,000   State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 1992A,
                6.350%, 7/01/22 (Pre-refunded to 7/01/02)                         7/02 at 101       Aaa      4,388,188

  1,000,000   The School District of Broward County, Florida General Obligation School Bonds, Series 1989,
                7.125%, 2/15/08 (Pre-refunded to 2/15/99)                         2/99 at 102       Aaa      1,056,160

  3,400,000   The School District of Broward County, Florida, General Obligation Bonds, Series 1988,
                7.750%, 2/15/07 (Pre-refunded to 2/15/98)                         2/98 at 102       Aaa      3,484,320

  1,000,000   The School District of Broward County, Florida General Obligation School Bonds,
                Series 1989, 7.200%, 7/01/02 (Pre-refunded to 7/01/99)            7/99 at 102       Aaa      1,067,340

              City of Palm Bay, Florida, Utility System Refunding Revenue Bonds,
              Series 1994 (Palm Bay Utility Corporation Project):
  1,000,000   6.200%, 10/01/17 (Pre-refunded to 10/01/02)                        10/02 at 102       Aaa      1,104,390
  3,295,000   6.200%, 10/01/22 (Pre-refunded to 10/01/02)                        10/02 at 102       Aaa      3,638,965

  1,000,000   City of Port St. Lucie, Florida, Utility System Revenue Bonds, Series 1994,
                6.000%, 9/01/24 (Pre-refunded to 9/01/04)                         9/04 at 100       Aaa      1,101,090

              St. Lucie County, Florida, Utility System Refunding and Revenue Bonds, Series 1993:
  5,000,000     5.500%, 10/01/15                                                 10/03 at 102       Aaa      5,294,500
  1,200,000     5.500%, 10/01/21                                                 10/03 at 102       Aaa      1,293,948

----------------------------------------------------------------------------------------------------------------------
              GENERAL OBLIGATION BONDS - 6.7%

  3,160,000   Dade County, Florida, Public Improvement Bonds (Series H), General Obligation Bonds,
                6.600%, 6/01/01                                                  No Opt. Call       Aaa      3,421,174

              Dade County, Florida, Public Improvement Bonds (Series I) (General Obligation Bonds):
  4,000,000     6.900%, 7/01/01                                                  No Opt. Call       Aaa      4,376,760
  5,125,000     6.900%, 7/01/04                                                  No Opt. Call       Aaa      5,893,699

              The School District of Dade County, Florida, General Obligation School Bonds, Series 1994:
  5,000,000     5.000%, 8/01/12                                                   8/03 at 101       Aaa      5,034,350
  3,500,000     5.000%, 8/01/14                                                   8/03 at 101       Aaa      3,504,515

----------------------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES - 9.0%

  2,500,000   Alachua County Health Facilities Authority (Florida), Health Facilities Revenue Bonds,
                Series 1992R (Shands Hospital at the University of Florida Project),
                5.750%, 12/01/15                                                 12/02 at 100       Aaa      2,602,925

  2,000,000   Brevard County Health Facilities Authority, Hospital Revenue Bonds, Series 1996
                 (Holmes Regional Medical Center Project), 5.625%, 10/01/14      10/06 at 101       Aaa      2,127,600

 3,750,000    Broward County Health Facilities Authority, (Florida), Hospital Revenue Bonds (Holy Cross
                Hospital, Inc.), Series 1993, 5.850%, 6/01/12                     6/03 at 102       Aaa      4,026,825

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------

              HEALTH CARE FACILITIES - CONTINUED

 $2,500,000   Hillsborough County Industrial Development Authority, Industrial Development Revenue
                Bonds, Series 1994 (University Community Hospital), 6.500%, 8/15/19No Opt. Call     Aaa    $ 3,002,825

  5,000,000   Hospital Board of Directors of Lee County, Florida, Hospital Revenue Bonds (Lee Memorial
                Health System), Fixed Rate Hospital Revenue Bonds, 1997 Series A,
                5.750%, 4/01/22                                                   4/07 at 102       Aaa      5,288,350

  5,000,000   North Broward Hospital District (Florida), Refunding and Improvement Revenue Bonds,
                Series 1997, 5.375%, 1/15/24                                      1/07 at 101       Aaa      5,064,300

  5,855,000   Polk County Industrial Development Authority, Industrial Development Variable Rate
                Revenue Bonds, 1985 Series 2 (Winter Haven Hospital Project),
                6.250%, 9/01/15                                                   9/02 at 103       Aaa      6,403,379

  1,500,000   City of Tampa, Florida, Allegany Health System Revenue Bonds, St. Joseph's Hospital, Inc.
                Issue, Series 1993, 5.125% 12/01/23                              12/03 at 102       Aaa      1,479,810

----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - 9.9%

              Florida Housing Finance Agency, Housing Revenue Bonds, 1996 Series
              D-1 (Sterling Palms Apartments Project):
  1,000,000     6.300%, 12/01/16 (Alternative Minimum Tax)                        6/06 at 102       Aaa      1,073,410
  1,500,000     6.400%, 12/01/26 (Alternative Minimum Tax)                        6/06 at 102       Aaa      1,609,575

    750,000   Florida Housing Finance Agency, Housing Revenue Bonds, 1996 Series V (The Crossings
                at Indian Run Apartments Project), 6.100%, 12/01/26
                (Alternative Minimum Tax)                                        12/06 at 102       Aaa        794,745

  1,400,000   Florida Housing Finance Agency, Housing Revenue Bonds, 1997 Series (Riverfront
                Apartments Project), 6.250%, 4/01/37 (Alternative Minimum Tax)    4/07 at 102       Aaa      1,490,706

  1,000,000   Florida Housing Finance Agency, Housing Revenue Bonds, 1996 Series C1 (Turtle
                Creek Apartments Project), 6.100%, 5/01/16 (Alternative Minimum Tax)5/06 at 102     Aaa      1,061,300

  4,000,000   Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, 1997 Series 2,
                5,750%, 7/01/14 (Alternative Minimum Tax)                         7/07 at 102       Aaa      4,157,000

  1,590,000   Florida Housing Finance Agency, Housing Revenue Bonds, 1995 Series E  (Williamsburg
                Village Apartments Project), 6.100%, 12/01/20 (Alternative Minimum Tax)12/05 at 102 Aaa      1,684,526

  2,575,000   Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue
                Refunding Bonds (Deer Chase Apartments Project-GNMA Collateralized) Series 1997 A-1,
                5.950%, 11/01/27                                                  5/07 at 102       Aaa      2,689,227

  1,000,000   Housing Finance Authority of Broward County, Florida, Multifamily Housing Revenue
                Refunding Bonds (Pompano Oaks Apartments Project--GNMA Collateralized), Series 1997,
                6.000%, 12/01/27 (Alternative Minimum Tax)                        6/07 at 102       AAA      1,044,510

              Dade County Housing Finance Authority Multifamily Mortgage Revenue Bonds, Siesta Pointe
              Apartments Project-1997:
  1,230,000     5.650%, 9/01/17 (Alternative Minimum Tax)                         9/07 at 101       Aaa      1,252,583
  1,690,000     5.700%, 9/01/22 (Alternative Minimum Tax)                              at 101       Aaa      1,720,961
  1,890,000     5.750%, 9/01/29 (Alternative Minimum Tax)                         9/07 at 101       Aaa      1,924,530

  5,255,000   Duval County Housing Finance Authority, Single Family Mortgage Revenue Bonds
                (GNMA Mortgage-Backed Securities Program), Series 1994, 6.700%, 10/01/26
                (Alternative Minimum Tax)                                        10/04 at 102       Aaa      5,634,937

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              HOUSING FACILITIES - CONTINUED

 $3,005,000   Escambia County Housing Finance Authority (Florida), Single Family Mortgage Revenue
                Bonds, Series 1992A (Multi-County Program), 6.900%, 4/01/20
                (Alternative Minimum Tax)                                        10/02 at 102       Aaa    $ 3,186,382

  3,605,000   City of Jacksonville, Florida, Housing Revenue Refunding Bonds, Series 1993A (GNMA
                Collateralized-Windermere Manor Apartments Project), 5.875%, 3/20/289/03 at 102     AAA      3,718,485

----------------------------------------------------------------------------------------------------------------------
              OTHER REVENUE - 16.4%

  3,500,000   State of Florida, Department of Environmental Protection, Preservation 2000 Revenue Bonds,
                Series 1994A, 4.900%, 7/01/13                                     7/04 at 101       Aaa      3,504,585

  4,500,000      State of Florida, Department of Environmental Protection,
                 Preservation 2000 Revenue Bonds, Series 1995A, 5.750%, 7/01/11
                 7/05 at 101 Aaa 4,867,560

  1,080,000   Gulf Breeze Local Government Loan Program Bonds, Remarketed Series 1985-B,
                5.900%, 12/01/15 (Mandatory put 12/01/10)                        12/06 at 101       Aaa      1,169,111

  1,020,000   City of Gulf Breeze (Florida), Local Government Loan Program, Revenue Bonds, Series 1985 B,
                5.900%, 12/01/15 (Mandatory put 12/01/10)                        12/06 at 101       Aaa      1,104,160

  1,400,000   Hernando County, Florida, Capital Improvement Refunding Revenue Bonds, Series 1993,
                5.750%, 2/01/14                                                   2/03 at 102       Aaa      1,484,952

  1,025,000   Jacksonville Sales Tax Revenue Bonds, Series 1995 (River City Renaissance Project),
                5.500%, 10/01/10                                                 10/05 at 101       Aaa      1,091,748

 10,235,000   School Board of Okaloosa County, Florida, Sales Tax Revenue Bonds, Series 1995,
                6.000%, 9/01/99                                                 No. Opt. Call       Aaa     10,585,651

  1,000,000   City of Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994,
                7.000%, 1/01/14                                                   1/04 at 102       Aaa      1,139,820

  6,000,000   Orange County, Tourist Development Tax Revenue Bonds, Series 1992A,
                6.250%, 10/01/13                                                 10/02 at 102       Aaa      6,546,600

              Palm Beach County, Florida, Administrative Complex Revenue Refunding Bonds, Series 1993:
  1,265,000     5.200%, 6/01/06                                                  No Opt. Call       Aaa      1,341,153
  6,500,000     5.250%, 6/01/11                                                  No Opt. Call       Aaa      6,895,785

              Palm Beach County, Florida, Criminal Justice Facilities, Revenue Refunding Bonds, Series 1993:
  3,000,000     5.375%, 6/01/08                                                  No Opt. Call       Aaa      3,249,240
  4,000,000     5.375%, 6/01/10                                                  No Opt. Call       Aaa      4,316,160

  4,000,000   Solid Waste Authority of Palm Beach County, Refunding Revenue Bonds, Series 1997A,
                6.000%, 10/01/09                                                 No Opt. Call       Aaa      4,556,320

  2,335,000   Pasco County, Florida, Gas Tax Refunding Revenue Bonds, Series 1992,
                5.750%, 8/01/13                                                   8/02 at 102       Aaa      2,474,073

----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - 19.4%

  2,000,000   State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 1991A,
                7.000%, 7/01/04                                                   7/01 at 102       Aaa      2,225,860

              State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 1995A:
 12,185,000     5.500%, 7/01/13                                                   7/05 at 101       Aaa     12,796,321
  3,000,000     5.500%, 7/01/21                                                   7/05 at 101       Aaa      3,081,930

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION - CONTINUED

 $3,000,000   Dade County, Florida, Aviation Revenue Refunding Bonds (Series Y),
                5.500%, 10/01/11                                                 10/03 at 102       Aaa    $ 3,168,990

              Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995:
  1,000,000     6.200%, 10/01/05                                                 No Opt. Call       Aaa      1,125,080
  1,100,000     5.750%, 10/01/15                                                 10/05 at 102       Aaa      1,178,045

  1,210,000   Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, 1987 Series,
                7.400%, 10/01/06 (Alternative Minimum Tax)                       10/98 at 100       Aaa      1,225,391

  2,000,000   Greater Orlando Aviation Authority, Airport Facilities, Revenue Bonds, Series 1992A,
                6.375%, 10/01/21 (Alternative Minimum Tax)                       10/02 at 102       Aaa      2,184,680

              Greater Orlando Aviation Authority, Airport Facilities Revenue
              Bonds, of the City of Orlando, Florida, Series 1997:
  1,000,000     5.125%, 10/01/17 (Alternative Minimum Tax)                       10/07 at 101       Aaa        994,390
  4,795,000     5.250%, 10/01/23 (Alternative Minimum Tax)                       10/07 at 101       Aaa      4,796,678

  6,000,000   Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue
                Refunding Bonds, 1993 Series B, 5.600%, 10/01/19                 10/03 at 102       Aaa      6,216,720

  1,000,000   Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue Bonds,
                1993 Series D, 5.375%, 10/01/23 (Alternative Minimum Tax)        10/03 at 102       Aaa      1,002,740

  6,000,000   Hillsborough County Aviation Authority, Florida, Tampa International Airport Revenue
                Bonds, Series 1996B, 5.700%, 10/01/15                            10/06 at 102       Aaa      6,444,720

  2,350,000   Jacksonville Port Authority, Airport Revenue Refunding Bonds, Series 1993,
                5.250%, 10/01/17 (Alternative Minimum Tax)                       10/03 at 102       Aaa      2,351,291

  1,000,000   Jacksonville Port Authority (Jacksonville, Florida), 1993 Port Facilities Revenue Refunding
                Bonds, 7.625%, 11/01/07                                          11/03 at 102       Aaa      1,181,640

  3,800,000   Jacksonville Port Authority (Jacksonville, Florida), 1996 Port Facilities Revenue Refunding
                Bonds, 5.625%, 11/01/18 (Alternative Minimum Tax)                11/06 at 102       Aaa      3,938,548

  5,550,000   Palm Beach County, Florida, Airport System revenue Refunding Bonds, Series 1991,
                7.625%, 10/01/04                                                 10/01 at 102       Aaa      6,307,020

  1,000,000   City of Pensacola, Florida, Airport Revenue Bonds, Series 1997A,
                5.600%, 10/01/17                                                 10/07 at 102       Aaa      1,055,930

  3,000,000   Sarasota-Manatee Airport Authority, Airport System Revenue Refunding Bonds,
                Series 1996, 5.375%, 8/01/11                                      8/06 at 102       Aaa      3,163,110

----------------------------------------------------------------------------------------------------------------------
              UTILITIES - 7.3%

  1,250,000   Florida Municipal Power Agency, St. Lucie Project Refunding Revenue Bonds, Series 1992,
                5.250%, 10/01/21                                                 10/02 at 102       Aaa      1,249,888

  1,500,000   Florida Municipal Power Agency, Tri-City Project Refunding Revenue Bonds, Series 1992,
                5.500%, 10/01/19                                                 10/03 at 100       Aaa      1,530,945

              City of Lakeland, Florida, Electric and Water Revenue Bonds
              (Junior Subordinate Lien), Refunding and Improvement Series 1996B:
  4,785,000     6.000%, 10/01/08                                                 No Opt. Call       Aaa      5,443,607
  4,000,000     6.000%, 10/01/09                                                 No Opt. Call       Aaa      4,560,280

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------

              UTILITIES - CONTINUED

$ 1,750,000   Orlando Utilities Commission, Water and Electric Subordinated Revenue Bonds,
                Series 1989D, 5.500%, 10/01/20                                   10/99 at 100       Aaa    $ 1,761,428

 10,000,000   Reedy Creek Improvement District (Florida), Utilities Revenue Improvement and Refunding
                Bonds, Series 1994-1, 5.000%, 10/01/19                           10/04 at 101       Aaa      9,855,800

----------------------------------------------------------------------------------------------------------------------
              WATER/SEWER FACILITIES - 17.8%

  1,000,000   Clay County, Florida, Utilities System Revenue Bonds, Series 1993B,
                5.000%, 11/01/17                                                 11/03 at 102       Aaa        990,250

  1,000,000   City of Cocoa, Florida, Water and Sewer System Refunding Revenue Bonds, Series 1993A,
                5.000%, 10/01/23                                                 10/03 at 100       Aaa        977,260

  2,700,000   City of Cocoa, Florida, Water and Sewer System Improvement Revenue Bonds, Series 1997,
                5.875%, 10/01/26                                                 10/07 at 101       Aaa      2,903,688

              Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1995:
    500,000     6.250%, 10/01/10                                                 No Opt. Call       Aaa        581,770
  3,730,000     5.750%, 10/01/22                                                 10/05 at 102       Aaa      3,934,628

  2,000,000   The City of Daytona Beach, Florida, Water and Sewer Revenue Bonds, Series 1992,
                5.500%, 11/15/17                                                 11/02 at 100       Aaa      2,038,400

  2,000,000   Hillsborough County, Florida, Refunding Utility Revenue Bonds, Series 1991A,
                6.625%, 8/01/11                                                   8/02 at 102       Aaa      2,181,560

  8,000,000   Indian River County, Florida, Water and Sewer Revenue Bonds, Series 1993A,
                5.250%, 9/01/24                                                   9/08 at 100       Aaa      8,036,160

  2,000,000   Indian Trail Water Control District, Water Control and Improvement Bonds, Unit of
                Development No. 17, Series 1996, 5.500%, 8/01/22                  8/07 at 101       Aaa      2,064,720

  2,000,000   Orange County, Florida, Water Utilities System Revenue Bonds, Series 1992,
                6.250%, 10/01/17                                                  4/02 at 102       Aaa      2,168,580

  2,250,000   City of Port Orange, Florida, Water and Sewer Refunding Junior Lien Revenue Bonds,
                Series 1993, 5.250%, 10/01/21                                    10/03 at 101       Aaa      2,249,798

 11,385,000   Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds,
                Series 1992, 6.000%, 10/01/19                                    No Opt. Call       Aaa     12,986,642

  1,300,000   City of Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1996,
                5.800%, 10/01/11                                                 10/06 at 102       Aaa      1,432,561

              City of Sunrise, Florida, Utility System Revenue Bonds, Series 1996A:
  6,900,000     5.750%, 10/01/16                                                 10/06 at 101       Aaa      7,378,446
  8,700,000     5.750%, 10/01/21                                                 10/06 at 101       Aaa      9,177,282

----------------------------------------------------------------------------------------------------------------------
$305,495,000  Total Investments - (cost $304,317,258) - 97.8%                                              325,016,381
============----------------------------------------------------------------------------------------------------------

 PRINCIPAL                                                                      OPTIONAL CALL                   MARKET
     AMOUNT   DESCRIPTION                                                         PROVISIONS* RATINGS**          VALUE
----------------------------------------------------------------------------------------------------------------------
              Temporary Investments in Short-Term Municipal Securities - 0.8%

 $2,500,000   The University Athletic Association, Inc., Capital Improvement
===========     Revenue Bonds, Series 1990,                                     VMIG-1                     $ 2,500,000
                Variable Rate Demand Bonds, 4.950%, 2/01/20+
----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.4%                                                           4,661,421
----------------------------------------------------------------------------------------------------------------------
              Net Assets - 100%                                                                           $332,177,802
======================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

*Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**Ratings: Using the higher of Standard & Poor's or Moody's rating.
+The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.
STATEMENT OF NET ASSETS (UNAUDITED)
DECEMBER 31, 1997
                                                                        FLORIDA            FLORIDA     INSURED FLORIDA
                                                             INVESTMENT QUALITY     QUALITY INCOME      PREMIUM INCOME
ASSETS
Investments in municipal securities, at market value (note 1)     $ 357,443,489      $ 320,069,724       $ 325,016,381
Temporary investments in short-term municipal securities,
   at amortized cost, which approximates market value (note 1)               --          4,900,000           2,500,000
Cash                                                                  3,378,735            862,309              38,164
Receivables:
Interest                                                              6,355,351          5,386,802           5,205,437
Investments sold                                                             --             50,000                  --
Other assets                                                              4,737             17,469               2,130
----------------------------------------------------------------------------------------------------------------------
      Total assets                                                  367,182,312        331,286,304         332,762,112
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                       284,669                 --                  --
Accrued expenses:
   Management fees (note 6)                                             198,002            179,088             179,440
   Other                                                                137,051            127,120             156,960
Preferred share dividends payable                                        11,005             11,810              28,889
Common share dividends payable                                          537,155            227,747             219,021
----------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               1,167,882            545,765             584,310
----------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                               $ 366,014,430      $ 330,740,539       $ 332,177,802
======================================================================================================================
Preferred shares, at liquidation value                            $ 110,000,000      $ 105,000,000       $ 111,000,000
======================================================================================================================
Preferred shares outstanding                                              4,400              4,200               4,440
======================================================================================================================
Common shares outstanding                                            16,229,960         14,070,450          14,290,929
======================================================================================================================
Net asset value per Common share outstanding (net assets
   less Preferred shares at liquidation value, divided by
   Common shares outstanding)                                        $    15.77         $    16.04          $    15.48
======================================================================================================================

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED DECEMBER 31, 1997
                                                                        FLORIDA            FLORIDA     INSURED FLORIDA
                                                             INVESTMENT QUALITY     QUALITY INCOME      PREMIUM INCOME
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                $ 11,098,781       $  9,478,481        $  8,646,296
----------------------------------------------------------------------------------------------------------------------
EXPENSES
   Management fees (note 6)                                           1,172,677          1,057,374           1,052,814
   Preferred shares - auction fees                                      138,629            132,329             139,890
   Preferred shares - dividend disbursing agent fees                     14,275             18,757              11,932
   Shareholders' servicing agent fees and expenses                       18,415             14,593              12,308
   Custodian's fees and expenses                                         32,390             30,804              32,180
   Trustees' fees and expenses (note 6)                                   1,758              1,654               1,671
   Professional fees                                                     10,399              8,719               8,734
   Shareholders' reports - printing and mailing expenses                 32,350             29,476              25,874
   Stock exchange listing fees                                           12,442             12,243              12,230
   Investor relations expense                                            14,352             12,523              12,070
   Other expenses                                                        12,413             14,717              14,956
----------------------------------------------------------------------------------------------------------------------
      Total expenses                                                  1,460,100          1,333,189           1,324,659
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                 9,638,681          8,145,292           7,321,637
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investment
   transactions (notes 1 and 4)                                       1,133,108            213,659             758,129
Net change in unrealized appreciation or
   depreciation of investments                                        3,882,546          5,259,396          10,529,037
----------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             5,015,654          5,473,055          11,287,166
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         $ 14,654,335       $ 13,618,347        $ 18,608,803
======================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                                                               FLORIDA INVESTMENT QUALITY         FLORIDA QUALITY INCOME
                                                                SIX MONTHS     YEAR ENDED       SIX MONTHS    YEAR ENDED
                                                            ENDED 12/31/97        6/30/97   ENDED 12/31/97       6/30/97
OPERATIONS
Net investment income                                        $   9,638,681  $  19,645,849    $   8,145,292 $  16,603,604
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                                  1,133,108        690,503          213,659       933,334
Net change in unrealized appreciation or
   depreciation of investments                                   3,882,546      3,717,067        5,259,396     4,506,680
------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                      14,654,335     24,053,419       13,618,347    22,043,618
------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                          (8,063,206)   (15,728,768)      (6,495,234)  (12,964,305)
   Preferred shareholders                                       (1,627,365)    (3,506,870)      (1,713,416)   (3,447,796)
From accumulated net realized gains from
  investment transactions:
   Common shareholders                                          (1,184,749)          --               --           --
   Preferred shareholders                                         (216,172)          --               --           --
------------------------------------------------------------------------------------------------------------------------

Decrease in net assets from distributions to shareholders      (11,091,492)   (19,235,638)      (8,208,650)  (16,412,101)
------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                            614,753      1,310,852          448,894       235,618
------------------------------------------------------------------------------------------------------------------------

   Net increase in net assets                                    4,177,596      6,128,633        5,858,591     5,867,135
Net assets at beginning of period                              361,836,834    355,708,201      324,881,948   319,014,813
------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                  $ 366,014,430  $ 361,836,834    $ 330,740,539 $ 324,881,948
========================================================================================================================

Balance of undistributed net investment
   income at end of period                                   $    837,862   $     889,752    $     493,639 $     556,997
========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED) - CONTINUED
                                                              INSURED FLORIDA PREMIUM INCOME
                                                                   SIX MONTHS     YEAR ENDED
                                                               ENDED 12/31/97        6/30/97
OPERATIONS
Net investment income                                            $  7,321,637  $  14,611,148
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                                       758,129       (323,347)
Net change in unrealized appreciation or
   depreciation of investments                                     10,529,037      8,908,628
--------------------------------------------------------------------------------------------
Net increase in net assets from operations                         18,608,803     23,196,429
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
   Common shareholders                                             (5,661,597)   (11,146,945)
   Preferred shareholders                                          (1,827,930)    (3,544,259)
From accumulated net realized gains from investment transactions:
   Common shareholders                                                      --            --
   Preferred shareholders                                                   --            --
--------------------------------------------------------------------------------------------

Decrease in net assets from distributions to shareholders          (7,489,527)   (14,691,204)
--------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 2)
Net proceeds from Common shares issued to shareholders due
   to reinvestment of distributions                                         --            --
--------------------------------------------------------------------------------------------

   Net increase in net assets                                      11,119,276      8,505,225
Net assets at beginning of period                                 321,058,526    312,553,301
--------------------------------------------------------------------------------------------

Net assets at end of period                                     $ 332,177,802  $ 321,058,526
============================================================================================

Balance of undistributed net investment
   income at end of period                                        $   226,368      $ 394,258
============================================================================================

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The state Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Florida Investment Quality Municipal Fund
(NQF), Nuveen Florida Quality Income Municipal Fund (NUF) and Nuveen Insured Florida Premium Income Municipal Fund (NFL).

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of Florida. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At December 31, 1997, there were no such outstanding purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                                        FLORIDA            FLORIDA     INSURED FLORIDA
                                                             INVESTMENT QUALITY     QUALITY INCOME      PREMIUM INCOME
Number of shares:
   Series M                                                                  --              1,700                  --
   Series T                                                               2,200                 --                  --
   Series W                                                                  --                 --               1,640
   Series Th                                                                 --              1,700               2,800
   Series F                                                               2,200                800                  --
----------------------------------------------------------------------------------------------------------------------
Total                                                                     4,400              4,200               4,440
======================================================================================================================

Insurance
Insured Florida Premium Income invests in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.


2. FUND SHARES
Transactions in Common shares were as follows:

                                                               FLORIDA INVESTMENT QUALITY        FLORIDA QUALITY INCOME
                                                                   SIX MONTHS  YEAR ENDED         SIX MONTHS YEAR ENDED
                                                                 ENDED 12/31/97   6/30/97     ENDED 12/31/97    6/30/97
Shares issued to shareholders due to reinvestment
   of distributions                                                      36,343    80,996             28,049     15,157
=======================================================================================================================
                                                           INSURED FLORIDA PREMIUM INCOME
                                                                   SIX MONTHS  YEAR ENDED
                                                               ENDED 11/30/97     6/30/97
Shares issued to shareholders due to reinvestment
   of distributions                                                       --           --
=========================================================================================

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On January 2, 1998, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid February 2, 1998, to shareholders of record on January 15, 1998, as follows:

                                                                        FLORIDA            FLORIDA     INSURED FLORIDA
                                                             INVESTMENT QUALITY     QUALITY INCOME      PREMIUM INCOME
Dividend per share                                                      $ .0820            $ .0770             $ .0650

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended December 31,1997, were as follows:

                                                                        FLORIDA            FLORIDA     INSURED FLORIDA
                                                             INVESTMENT QUALITY     QUALITY INCOME      PREMIUM INCOME
Purchases:
   Investments in municipal securities                             $ 28,655,123       $ 19,974,580        $ 24,075,931
   Temporary municipal investments                                   49,125,000         31,200,000          46,000,000


Sales and Maturities:
   Investments in municipal securities                               21,769,552          9,283,736          24,193,193
   Temporary municipal investments                                   49,125,000         26,300,000          46,800,000

At December 31,1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At June 30,1997, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

                                                                                           FLORIDA     INSURED FLORIDA
                                                                                    QUALITY INCOME      PREMIUM INCOME
Expiration year:
   2001                                                                                   $     --         $    52,596
   2002                                                                                  1,446,996           1,801,048
   2003                                                                                     95,170             555,689
   2004                                                                                    142,676             461,823
   2005                                                                                         --             261,244
----------------------------------------------------------------------------------------------------------------------
Total                                                                                  $ 1,684,842         $ 3,132,400
======================================================================================================================

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at December 31,1997, were as follows:

                                                                        FLORIDA            FLORIDA     INSURED FLORIDA
                                                             INVESTMENT QUALITY     QUALITY INCOME      PREMIUM INCOME
Gross unrealized:
   appreciation                                                    $ 28,734,893       $ 24,025,457        $ 20,699,123
   depreciation                                                              --                 --                  --
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 28,734,893       $ 24,025,457        $ 20,699,123
======================================================================================================================

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:

AVERAGE DAILY NET ASSET VALUE                          MANAGEMENT FEE
---------------------------------------------------------------------

For the first $125 million                             .6500 of 1%
For the next $125 million                              .6375 of 1
For the next $250 million                              .6250 of 1
For the next $500 million                              .6125 of 1
For the next $1 billion                                .6000 of 1
For net assets over $2 billion                         .5875 of 1
=====================================================================

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At December 31, 1997, net assets consisted of:
                                                                        FLORIDA            FLORIDA     INSURED FLORIDA
                                                             INVESTMENT QUALITY     QUALITY INCOME      PREMIUM INCOME
Preferred shares, $25,000 stated value per share,
  at liquidation value                                             $110,000,000       $105,000,000        $111,000,000
Common shares, $.01 par value per share                                 162,300            140,705             142,909
Paid-in surplus                                                     226,243,473        202,550,504         202,667,781
Balance of undistributed net investment income                          837,862            493,639             226,368
Accumulated net realized gain (loss) from investment transactions        35,902         (1,469,766)        (2,558,379)
Net unrealized appreciation of investments                           28,734,893         24,025,457          20,699,123
----------------------------------------------------------------------------------------------------------------------
Net assets                                                         $366,014,430       $330,740,539        $332,177,802
======================================================================================================================

Authorized shares:
   Common                                                             Unlimited          Unlimited           Unlimited
   Preferred                                                          Unlimited          Unlimited           Unlimited
======================================================================================================================

FINANCIAL HIGHLIGHTS (UNAUDITED)
Selected data for a Common share outstanding throughout each period is as follows:

                                                                 DIVIDENDS FROM TAX-EXEMPT
                                       OPERATING PERFORMANCE         NET INVESTMENT INCOME
                                                        NET
                                                 REALIZED &
                         NET ASSET         NET   UNREALIZED
                             VALUE     INVEST-  GAIN (LOSS)             TO              TO
                         BEGINNING        MENT FROM INVEST-         COMMON       PREFERRED
                         OF PERIOD      INCOME        MENTS   SHAREHOLDERS    SHAREHOLDERS+
FLORIDA INVESTMENT QUALITY
Six months ended
   12/31/97                $ 15.55       $ .59        $ .31         $ (.49)        $ (.10)
Year ended 6/30:
   1997                      15.25        1.22          .27           (.97)          (.22)
   1996                      15.45        1.22         (.18)          (.99)          (.25)
   1995                      15.11        1.23          .41          (1.00)          (.28)
   1994                      16.03        1.22         (.88)         (1.00)          (.24)
   1993                      14.99        1.26         1.03          (1.02)          (.22)
Eight months
   ended 6/30/92             14.49         .85          .47           (.66)          (.16)
2/21/91 to
   10/31/91                  14.05         .67          .57           (.50)          (.12)
FLORIDA QUALITY INCOME
Six months ended
   12/31/97                  15.66         .58          .38           (.46)          (.12)
Year ended 6/30:
   1997                      15.26        1.18          .39           (.92)          (.25)
   1996                      15.29        1.18        --              (.93)          (.28)
   1995                      14.69        1.19          .64           (.94)          (.29)
   1994                      15.78        1.19        (1.08)          (.96)          (.24)
   1993                      14.57        1.21         1.22           (.97)          (.21)
10/17/91 to
   6/30/92                   14.05         .61          .65           (.46)          (.09)
             DISTRIBUTIONS FROM CAPITAL GAINS
                                                                                           PER          TOTAL
                                                  ORGANIZATION                          COMMON        INVEST-
                                                  AND OFFERING                           SHARE           MENT
                                                     COSTS AND                          MARKET         RETURN
                             TO            TO  PREFERRED SHARE      NET ASSET            VALUE             ON
                         COMMON     PREFERRED     UNDERWRITING      VALUE END           END OF         MARKET
                   SHAREHOLDERS  SHAREHOLDERS+       DISCOUNTS      OF PERIOD           PERIOD        VALUE**
FLORIDA INVESTMENT QUALITY
Six months ended
   12/31/97              $ (.08)      $ (.01)              $--        $ 15.77         $17.7500          9.12%
Year ended 6/30:
   1997                      --          --                 --          15.55          16.8125         10.68
   1996                      --          --                 --          15.25          16.1250         11.60
   1995                    (.02)         --                 --          15.45          15.3750          8.98
   1994                    (.02)         --                 --          15.11          15.1250         (3.16)
   1993                    (.01)         --                 --          16.03          16.6250         10.72
Eight months
   ended 6/30/92             --          --                 --          14.99          16.0000          7.71
2/21/91 to
   10/31/91                  --          --               (.18)         14.49          15.5000          6.70
FLORIDA QUALITY INCOME
Six months ended
   12/31/97                  --          --                 --          16.04          16.7500          7.72
Year ended 6/30:
   1997                      --          --                 --          15.66          16.0000         13.23
   1996                      --          --                 --          15.26          15.0000          8.08
   1995                      --          --                 --          15.29          14.7500         12.74
   1994                      --          --                 --          14.69          14.0000         (4.63)
   1993                    (.03)       (.01)                --          15.78          15.6250         14.07
10/17/91 to
   6/30/92                   --          --               (.19)         14.57          14.6250           .56
                                                              RATIOS/SUPPLEMENTAL DATA
                                                                                 RATIO OF
                                                                                      NET
                                         TOTAL   NET ASSETS       RATIO OF     INVESTMENT
                                     RETURN ON       END OF       EXPENSES         INCOME   PORTFOLIO
                                     NET ASSET   PERIOD (IN     TO AVERAGE     TO AVERAGE    TURNOVER
                                       VALUE**   THOUSANDS)   NET ASSETS++     NET ASSETS++      RATE
FLORIDA INVESTMENT QUALITY
Six months ended
   12/31/97                               5.12%    $366,014          .79%*         5.24%*          6%
Year ended 6/30:
   1997                                   8.56      361,837          .80           5.46            4
   1996                                   5.19      355,708          .80           5.47           20
   1995                                   9.43      357,534          .81           5.64            3
   1994                                    .45      351,892          .81           5.35            4
   1993                                  14.37      364,973          .80           5.63           13
Eight months
   ended 6/30/92                          8.22      346,612          .77*          5.92*           3
2/21/91 to
   10/31/91                               6.79      337,834          .76*          5.47*          --
FLORIDA QUALITY INCOME
Six months ended
   12/31/97                               5.43      330,741          .81*          4.92*           3
Year ended 6/30:
   1997                                   8.89      324,882          .81           5.15           22
   1996                                   5.94      319,015          .82           5.14           19
   1995                                  10.97      319,351          .86           5.38            8
   1994                                  (1.02)     260,187          .84           5.21            5
   1993                                  15.73      272,557          .86           5.41           14
10/17/91 to
   6/30/92                                7.09      256,723          .81*          5.00*          --

FINANCIAL HIGHLIGHTS (UNAUDITED) - CONTINUED
Selected data for a Common share outstanding throughout each period is as follows:
                                                                  DIVIDENDS FROM TAX-EXEMPT
                                      OPERATING PERFORMANCE           NET INVESTMENT INCOME
                                                       NET
                                                REALIZED &
                         NET ASSET         NET  UNREALIZED
                             VALUE     INVEST-  GAIN (LOSS)             TO               TO
                         BEGINNING        MENT FROM INVEST-         COMMON        PREFERRED
                         OF PERIOD      INCOME        MENTS   SHAREHOLDERS    SHAREHOLDERS+
INSURED FLORIDA PREMIUM INCOME
Six months ended
   12/31/97                 $14.70       $ .51       $  .79          $(.39)         $(.13)
Year ended 6/30:
   1997                      14.10        1.02          .61           (.78)          (.25)
   1996                      13.89        1.03          .22           (.78)          (.26)
   1995                      13.09        1.03          .84           (.79)          (.28)
   1994                      14.54        1.03        (1.49)          (.81)          (.18)
10/17/92 to
   6/30/93                   14.05         .34          .64           (.26)          (.04)
                                              DISTRIBUTIONS FROM CAPITAL GAINS
                                                                                        PER          TOTAL
                                                   ORGANIZATION                      COMMON        INVEST-
                                                   AND OFFERING                       SHARE           MENT
                                                      COSTS AND                      MARKET         RETURN
                             TO             TO  PREFERRED SHARE  NET ASSET            VALUE             ON
                         COMMON      PREFERRED     UNDERWRITING  VALUE END           END OF         MARKET
                   SHAREHOLDERS  SHAREHOLDERS+        DISCOUNTS  OF PERIOD           PERIOD        VALUE**
INSURED FLORIDA PREMIUM INCOME
Six months ended
   12/31/97                 $--         $--          $--            $15.48         $14.8750          9.69%
Year ended 6/30:
   1997                      --          --           --             14.70          13.9375          9.30
   1996                      --          --           --             14.10          13.5000         12.22
   1995                      --          --           --             13.89          12.7500          5.59
   1994                      --          --           --             13.09          12.8750         (7.45)
10/17/92 to
   6/30/93                   --          --         (.19)            14.54          14.7500           .07

                                              RATIOS/SUPPLEMENTAL DATA
                                                                               RATIO OF
                                                                                    NET
                                      TOTAL   NET ASSETS       RATIO OF      INVESTMENT
                                  RETURN ON       END OF      EXPENSES           INCOME      PORTFOLIO
                                  NET ASSET   PERIOD (IN     TO AVERAGE     TO AVERAGE        TURNOVER
                                    VALUE**   THOUSANDS)   NET ASSETS++     NET ASSETS++          RATE
INSURED FLORIDA PREMIUM INCOME
Six months ended
   12/31/97                           8.07%     $332,178          .80%*         4.45%*              8%
Year ended 6/30:
   1997                              10.01       321,059          .81           4.60               21
   1996                               7.15       312,553          .81           4.66               26
   1995                              12.75       309,516          .88           4.95                5
   1994                              (4.75)      189,622          .85           4.67               17
10/17/92 to
   6/30/93                            5.39       202,579          .90*          3.87*              21

*   Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

+   The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

NUVEEN FAMILY OF MUTUAL FUNDS
Nuveen offers a variety of funds designed to help you reach your financial goals.

GROWTH
Nuveen Rittenhouse
Growth Fund

GROWTH AND INCOME
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

TAX-FREE INCOME
NATIONAL FUNDS
Long-Term
Insured
Intermediate-Term
Limited Term

STATE FUNDS
Alabama
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
South Carolina
Tennessee
Virginia
Wisconsin

Building Better Portfolios with Nuveen

Reducing the impact of taxes and moderating risk are important goals for many risk-sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.


MUTUAL FUNDS
Nuveen Mutual Funds offer investors access to the Nuveen family of premier advisers, including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.


PRIVATE ASSET MANAGEMENT
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.


UNIT TRUSTS
Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance, and daily liquidity at that day's net asset value for quick access to your assets.


EXCHANGE-TRADED FUNDS
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.


MUNIPREFERRED(R)
Nuveen MuniPreferred offers investors a AAA-rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

Fund Information


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

(800) 257-8787


LEGAL COUNSEL
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.


INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, Illinois

Serving Investors for Generations

JOHN NUVEEN, SR.



Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



LOGO: 1898  1998
NUVEEN
OUR SECOND CENTURY
helping investors sustain the wealth of a lifetime.

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE
CHICAGO, IL 60606-1286

www.nuveen.com


FSA-1-12.97